ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES(Details Narratives) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
Marketing and advertising	$ 29,685	$ 375,932	$ 159,377	$ 920,830		$ 812,474
Change in fair value of derivative liability	0	0	40,082	0		0
Net amount from financing activities	$ 807,000		$ 3,800,000